STOCK-BASED COMPENSATION PLANS - Stock Options Activity (Details) - Stock Incentive Plan - Share-based Payment Arrangement, Option - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Options (in millions)
Outstanding at beginning of period (in shares)	10.4	13.4	14.1
Awards transferred to Solstice at spin-off (in shares)	(0.2)
Adjustment to awards related to spin-off of Solstice (in shares)	0.6
Granted (in shares)	1.6	1.6	1.6
Exercised (in shares)	(1.8)	(4.2)	(1.7)
Lapsed or canceled (in shares)	(0.4)	(0.4)	(0.6)
Outstanding at end of period (in shares)	10.2	10.4	13.4
Vested and Expected to Vest at December 31 (in shares)	9.4
Exercisable (in shares)	6.9	6.9	9.6
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 170.29	$ 153.86	$ 147.14
Awards transferred to Solstice at spin-off (in dollars per share)	147.23
Granted (in dollars per share)	212.23	198.20	195.27
Exercised (in dollars per share)	130.42	125.30	123.12
Lapsed or canceled (in dollars per share)	178.87	195.71	192.22
Outstanding at end of period (in dollars per share)	172.62	170.29	153.86
Vested and Expected to Vest at December 31 (in dollars per share)	172.06
Weighted average exercise price per share (in dollars per share)	$ 163.04	$ 157.58	$ 138.24
Options Activity Footnote [Abstract]
Vested options (in shares)	6.9
Options expected to vest (in shares)	2.5
Outstanding unvested options (in shares)	3.3